Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Segment Revenue

The following tables disaggregate our segment revenue by revenue source:

	Six Months Ended June 30, 2022				Six Months Ended June 30, 2021
Revenue Type:	North America	U.K.	Other foreign markets	Total Consolidated Revenue	North America	U.K.	Other foreign markets	Total Consolidated Revenue
	(In thousands)				(In thousands)
Seminars	$226	—	$—	$226	$3,293	$2,689	—	$5,982
Products	-	—	—	-		—	—	-
Coaching and Mentoring	—	—	—	—	-	—	—	-
Online and Subscription	126	—	—	126		—	—	-
Other	1	—	—	1	-	—	—	-
Total revenue	$353	—	$—	$353	$3,293	$2,689	—	$5,982

The following tables disaggregate our segment revenue by revenue source:

	Years Ended December 31, 2021				Years Ended December 31, 2020
Revenue Type:	North America	U.K.	Other foreign markets	Total Consolidated Revenue	North America	U.K.	Other foreign markets	Total Consolidated Revenue
	(In thousands)				(In thousands)
Seminars	$4,564	$880	$-	$5,444	$16,353	$245	$1,406	$18,004
Products	199	-	-	199	478	-	-	478
Coaching and Mentoring	-	-	-	-	1,050	-	3	1,053
Online and Subscription	76	-	-	76	1,421	-	40	1,461
Other	182	1,809	-	1,991	4,294	601	23	4,918
Total revenue	$5,021	$2,689	$-	$7,710	$23,596	$846	$1,472	$25,914